OTHER EQUITY INSTRUMENTS - Schedule of Other Equity Instruments (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
At 1 January	£ 5,935	£ 4,865			£ 3,217
Issued in the year:
Notes issued	1,550	1,070			1,648
Profit attributable to other equity holders	344	417			281
Distributions on other equity instruments	(344)	(417)			(281)
At 31 December	4,268	5,935			4,865
£500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
Issued in the year:
Notes issued	500	0			0
£500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities | Sterling notes, nominal
Issued in the year:
Notes issued	500
£750 million Floating Rate Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
Issued in the year:
Notes issued	750	0			0
£750 million Floating Rate Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities | Sterling notes, nominal
Issued in the year:
Notes issued	750
£300 million Floating Rate Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
Issued in the year:
Notes issued	300	0			0
£300 million Floating Rate Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities | Sterling notes, nominal
Issued in the year:
Notes issued	300
US$500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
Issued in the year:
Notes issued	0	383			0
US$500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities | USD notes, nominal
Issued in the year:
Notes issued | $			$ 500
€750 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
Issued in the year:
Notes issued	0	687			0
€750 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities | Euro notes, nominal
Issued in the year:
Notes issued | €				€ 750
£500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
Issued in the year:
Notes issued	0	0			496
£500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities | Sterling notes, nominal
Issued in the year:
Notes issued					500
US$1,500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
Issued in the year:
Notes issued	0	0			1,152
Redemptions	£ (3,217)	£ 0			£ 0
US$1,500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities | USD notes, nominal
Issued in the year:
Notes issued | $						$ 1,500